INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 234.2	$ 124.8
Operating loss carryforwards subject to expiration	22.5
Operating loss carryforwards not subject to expiration	211.7
State and local
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 69.1	$ 91.0